Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising remuneration related to multi-annual variable objectives, Directors (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Number of years of compensation subject to conditions of continued service	3 years
Deferred variable compensation plan linked to multiannual objectives | Chairman and CEO
Disclosure of transactions between related parties [line items]
Variable subject to Long-term objectives in cash	€ 1,782
Variable subject to Long-term objectives in shares	677
Variable subject to Long-term objectives in options	677
Variable subject to Long-term objectives in RSUs	428
Total	3,564	€ 3,880
Deferred variable compensation plan linked to multiannual objectives | Chairman and CEO | Ana Botín
Disclosure of transactions between related parties [line items]
Variable subject to Long-term objectives in cash	1,064
Variable subject to Long-term objectives in shares	404
Variable subject to Long-term objectives in options	404
Variable subject to Long-term objectives in RSUs	255
Total	2,128	2,316
Deferred variable compensation plan linked to multiannual objectives | Chairman and CEO | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Variable subject to Long-term objectives in cash	718
Variable subject to Long-term objectives in shares	273
Variable subject to Long-term objectives in options	273
Variable subject to Long-term objectives in RSUs	172
Total	€ 1,436	€ 1,563